Interest-Bearing Borrowings - Schedule of Repurchase the Financial Assets at the Transaction’s Maturity (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Gross obligations under repurchase agreements	¥ 1,669,232,250	¥ 686,581,454
Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Term	Within 3 years
Gross obligations under repurchase agreements	¥ 1,663,401,923	681,556,262
Interest payable to financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Gross obligations under repurchase agreements	¥ 5,830,327	¥ 5,025,192
Minimum [Member] | Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Fixed interest rate per annum	8.00%
Maximum [Member] | Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Fixed interest rate per annum	13.80%